PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - USD ($) $ in Thousands	3 Months Ended
	Dec. 31, 2021	Sep. 30, 2021
Platosa Mine C G U [Member]
Reserve Quantities [Line Items]
Estimated recoverable amount	$ 7,264
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9	$ 14,293
Future commodity price assumption rate	10.00%
Commodity price for change in recoverable amount and impairment	$ 2,133
Residual value for change in recoverable amount and impairment	292
Miguel Auza CGU [Member]
Reserve Quantities [Line Items]
Estimated recoverable amount	1,338
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9	1,110	$ 752
Platosa Mine And Miguel Auza [Member]
Reserve Quantities [Line Items]
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9	$ 15,403